Note to Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2019
Note to Condensed Consolidated Statements of Cash Flows
Note to Condensed Consolidated Statements of Cash Flows

21. Note to Condensed Consolidated Statements of Cash Flows

Reconciliation of net loss for the period to net cash used in operating activities:

	Six Months Ended
	June 30,
	2019	2018
	(in US$’000)

Net loss	(43,455)	(30,125)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,405	1,688
Share-based compensation expense—share options	4,127	2,791
Share-based compensation expense—LTIP	1,370	1,601
Equity in earnings of equity investees, net of tax	(27,308)	(23,050)
Dividends received from equity investees	18,173	23,526
Changes in right-of-use assets	(929)	—
Other adjustments	1,107	990
Changes in working capital
Accounts receivable—third parties	(2,562)	(6,053)
Inventories	(2,113)	2,041
Accounts payable	520	(5,057)
Other payables, accruals and advance receipts	14,606	10,215
Lease liabilities	764	—
Other changes in working capital	3,250	2,837
Total changes in working capital	14,465	3,983
Net cash used in operating activities	(30,045)	(18,596)